Document And Entity Information	Nov. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	NEXPOINT DIVERSIFIED REAL ESTATE TRUST
Document, Type	8-K
Document, Period End Date	Nov. 22, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32921
Entity, Tax Identification Number	80-0139099
Entity, Address, Address Line One	300 Crescent Court
Entity, Address, Address Line Two	Suite 700
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001356115
CommonShares0001ParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, $0.001 par value $0.001 per share
Trading Symbol	NXDT
Security Exchange Name	NYSE
SeriesACumulativePreferredSharesParValue0001PerShare2500LiquidationPreferencePerShare550 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Series A Cumulative Preferred Shares, par value $0.001 per share ($25.00 liquidation preference per share)
Trading Symbol	NXDT-PA
Security Exchange Name	NYSE